CONSOLIDATED BALANCE SHEETS	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 428,420,773	$ 67,200,000	¥ 31,696,237
Short term investment	800,000	125,538
Accounts receivable, net of allowance for doubtful accounts of RMB233,213 and RMB552,542 as of December 31, 2020 and 2021, respectively	3,682,282	577,830	2,981
Advances to suppliers	2,781,139	436,421	27,725
Prepayments and other current assets, net of allowance for doubtful accounts of RMB6,619,312 and RMB5,655,941 as of December 31, 2020 and 2021, respectively	528,109,288	82,871,872	9,855,467
Amounts due from related parties	599,574	94,086	732,705
Intangible assets - cryptocurrencies, net	86,118,349	13,513,848	0
Total current assets	1,050,511,405	164,848,163	42,315,115
Investments	73,915,119	11,598,895
Property, equipment and software, net	172,980,284	27,144,382	977,102
Operating lease right-of-use assets, net	6,363,724	998,607	5,149,090
Other long-lived assets, net	6,547,843	1,027,499
TOTAL ASSETS	1,310,318,375	205,617,546	48,441,307
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to the Group of RMB5,133,008 and RMB9,186,474 as of December 31, 2020 and 2021, respectively)	39,895,562	6,260,484	35,597,417
Other taxes payable (including other taxes payable of the consolidated VIEs without recourse to the Group of RMB1,416,209 and RMB1,454,248 as of December 31, 2020 and 2021, respectively)	1,508,277	236,682	1,293,423
Advances from customers (including advances from customers of the consolidated VIEs without recourse to the Group of RMB15,005,074 and RMB 18,296,127 as of December 31, 2020 and 2021, respectively)	18,984,340	2,979,057	38,011,992
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to the Group of RMB52,987,306 and RMB53,823,915 as of December 31, 2020 and 2021, respectively)	23,790,959	3,733,321	30,258,237
Refund of game points (including refund of game points of the consolidated VIEs without recourse to the Group of RMB169,998,682 as of both December 31, 2020 and 2021)	169,998,682	26,676,504	169,998,682
Warrants (including warrants of consolidated VIEs without recourse to the Group of nil as of both December 31, 2020 and 2021)			1,854,957
Convertible notes (including convertible notes of consolidated VIEs without recourse to the Group of nil as of both December 31, 2020 and 2021)	92,848,377	14,569,936
Conversion feature derivative liability	51,825,629	8,132,572
Interest payable (including interest payable of consolidated VIEs without recourse to the Group of nil as of both December 31, 2020 and 2021)	937,328	147,087
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to the Group of RMB62,130,247 and RMB34,347,280 as of December 31, 2020 and 2021, respectively)	140,199,581	22,000,373	83,570,873
Current portion of operating lease liabilities of the consolidated VIE without recourse to the Group (including operating lease liabilities of consolidated VIEs without recourse to the Group of RMB18,287 and RMB557,654 as of December 31, 2020 and 2021, respectively)	4,306,738	675,821	3,787,210
Total current liabilities	544,295,473	85,411,837	364,372,791
Non-current portion of operating lease liabilities of the consolidated VIE without recourse to the Group (including operating lease liabilities of consolidated VIEs without recourse to the Group of nil and 387,829 as of December 31, 2020 and 2021, respectively)	2,567,342	402,872	2,464,495
TOTAL LIABILITIES	546,862,815	85,814,709	366,837,286
Commitments and contingencies (Note 25)
Redeemable noncontrolling interest (Note 23)	0	0	349,046,548
EQUITY (DEFICIT):
Additional paid-in capital	4,139,122,755	649,518,682	2,695,763,016
Statutory reserves	7,326,560	1,149,697	7,326,560
Accumulated other comprehensive loss	(12,693,760)	(1,991,928)	(16,678,203)
Accumulated deficit	(3,403,462,176)	(534,077,484)	(2,992,227,421)
The9 Limited shareholders' equity (deficit)	776,470,952	121,845,236	(287,718,247)
Noncontrolling interest	(13,015,392)	(2,042,399)	(379,724,280)
Total (deficit) equity	763,455,560	119,802,837	(667,442,527)
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND (DEFICIT) EQUITY	1,310,318,375	205,617,546	48,441,307
Class A Ordinary Shares
EQUITY (DEFICIT):
Ordinary shares	45,233,784	7,098,168	17,197,060
Class B ordinary shares
EQUITY (DEFICIT):
Ordinary shares	¥ 943,789	$ 148,101	¥ 900,741